Other Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Revenue [Abstract]
Schedule of Other Revenue
	For the year ended March 31
Particulars	2017	2018	2019
Facilitation fee	6,956	14,588	20,410
Brand alliance fees	—	—	2,641
Advertising revenue	1,326	981	781
Commission on rail reservation	208	503	700
Miscellaneous	743	898	3,496
Total	9,233	16,970	28,028